Federated Hermes Money Market Obligations Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Capital Reserves Fund

Federated Hermes Government Obligations Fund

Select Shares

Institutional Shares

Service Shares

Administrative shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Premier Shares

Advisor Shares

SDG Shares

Federated Hermes Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Hermes Government Reserves Fund

Class A Shares

Class C Shares

Class P Shares

Federated Hermes Institutional Prime Obligations Fund

Institutional shares

Service Shares

Federated Hermes Prime Cash Obligations Fund

Automated Shares

Class R Shares

Wealth Shares

Advisor Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Federated Hermes Treasury Obligations Fund

Select Shares

Automated Shares

Institutional Shares

Advisor Shares

Service Shares

Administrative Shares

Cash Management Shares

Capital Shares

Trust Shares

Premier Shares

Federated Hermes Trust for U.S. Treasury Obligations

Automated Shares

Institutional Shares

Service Shares

Cash II Shares

Cash Series Shares

(collectively, the “Funds”)
1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated September 30, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 276 on September 24, 2026.

If you have any questions concerning the enclosed material, please contact Stefan Heidinger at stefan.heidinger@federatedhermes.com or (412) 288-6423.

Respectfully Submitted,

/ s / George F. Magera
George F. Magera
Assistant Secretary